Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2016	January 31, 2015
Trade receivables	27,080	23,714
Less: Allowance for doubtful accounts	(1,466)	(1,101)
	25,614	22,613